COMMITMENTS AND CONTINGENCIES (Shedule of Future Minimum Rental Payments) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 14,820		$ 28,657
2019 and thereafter	34,200		32,734
Total	49,020		$ 61,391
Rental expense	$ 14,820	$ 9,077